UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2005
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            02/13/2006
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        112

Form 13f Information Table Value Total:                   24541328
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anheuser-Busch Companies, Inc. COM              035229103   345703  8047100 SH       SOLE                  6818100           1229000
                                                            339934  7912800 SH       DEFINED 01            7912800
                                                               473    11000 SH       OTHER                   11000
Aon Corp                       COM              037389103   985346 27408800 SH       SOLE                 22179800           5229000
                                                            525841 14627000 SH       DEFINED 01           14627000
                                                               899    25000 SH       OTHER                   25000
Cemex SA - ADR                 COM              151290889  1332499 22459105 SH       SOLE                 18488490           3970615
                                                            818953 13803362 SH       DEFINED 01           13803362
                                                               986    16625 SH       OTHER                   16625
Comcast Corp Cl A              COM              20030N101    90778  3496850 SH       SOLE                  2553019            943831
                                                             43327  1668996 SH       DEFINED 01            1668996
                                                                34     1294 SH       OTHER                    1294
Comcast Corp Special Cl A      COM              20030N200   685410 26680034 SH       SOLE                 22675034           4005000
                                                            353997 13779563 SH       DEFINED 01           13779563
                                                               527    20500 SH       OTHER                   20500
DIRECTV Group, Inc.            COM              25459L106   825109 58435469 SH       SOLE                 48977115           9458354
                                                            402567 28510400 SH       DEFINED 01           28510400
                                                               599    42408 SH       OTHER                   42408
Dell, Inc.                     COM              24702R101  1175694 39202874 SH       SOLE                 32792874           6410000
                                                            679504 22657672 SH       DEFINED 01           22657672
                                                               930    31000 SH       OTHER                   31000
Deltic Timber Corp             COM              247850100     2873    55400 SH       SOLE                                      55400
                                                             55075  1062000 SH       DEFINED 01            1062000
Discovery Holding Company      COM              25468Y107   173609 11459310 SH       SOLE                 10060210           1399100
                                                            246299 16257344 SH       DEFINED 01           16257344
                                                                92     6100 SH       OTHER                    6100
Everest Re Group Ltd.          COM              G3223R108   213374  2126300 SH       SOLE                  1890300            236000
                                                            142678  1421800 SH       DEFINED 01            1421800
FedEx Corp.                    COM              31428X106   549197  5311900 SH       SOLE                  4238900           1073000
                                                            472513  4570200 SH       DEFINED 01            4570200
                                                              1503    14533 SH       OTHER                   14533
First Horizon National Corp    COM              320517105      923    24000 SH       SOLE                    24000
General Motors                 COM              370442105   501488 25823300 SH       SOLE                 21166600           4656700
                                                            276541 14240000 SH       DEFINED 01           14240000
                                                               408    21000 SH       OTHER                   21000
Hasbro Inc                     COM              418056107   203903 10104200 SH       SOLE                  8410600           1693600
                                                            135751  6727000 SH       DEFINED 01            6727000
Hilb, Rogal & Hobbs Co.        COM              431294107     2811    73000 SH       SOLE                                      73000
                                                            135802  3526400 SH       DEFINED 01            3526400
Hollinger International, Inc.  COM              435569108      212    23700 SH       SOLE                                      23700
                                                             13254  1479200 SH       DEFINED 01            1479200
IHOP Corp.                     COM              449623107    22939   489000 SH       SOLE                   287000            202000
                                                            139703  2978100 SH       DEFINED 01            2978100
Jacuzzi Brands, Inc.           COM              469865109    30919  3680800 SH       SOLE                  2686500            994300
                                                            122722 14609800 SH       DEFINED 01           14609800
Knight Ridder                  COM              499040103   226747  3582100 SH       SOLE                  2922400            659700
                                                            188210  2973300 SH       DEFINED 01            2973300
                                                               380     6000 SH       OTHER                    6000
Koninklijke Philips Electronic COM              500472303   903567 29053600 SH       SOLE                 23694600           5359000
                                                            155657  5005034 SH       DEFINED 01            5005034
                                                               777    25000 SH       OTHER                   25000
Level 3 Communications         COM              52729N100   130602 45505918 SH       SOLE                 39692763           5813155
                                                            310609 108226271SH       DEFINED 01          108226271
Liberty Media Corporation      COM              530718105   756859 96170100 SH       SOLE                 81459100          14711000
                                                            420018 53369448 SH       DEFINED 01           53369448
                                                               590    75000 SH       OTHER                   75000
Millea Holdings, Inc. ADR      COM              60032R106   195168  2268600 SH       SOLE                  1750000            518600
Molson Coors Brewing Co        COM              60871R209   127603  1904800 SH       SOLE                  1797800            107000
                                                            272689  4070600 SH       DEFINED 01            4070600
NTT Docomo, Inc. ADR           COM              62942M201    53121  3467400 SH       SOLE                  2444400           1023000
Nestle S A ADR                 COM              641069406    11389   152780 SH       SOLE                   152780
News Corp Inc.                 COM              65248E203    51209  3082996 SH       SOLE                  2777996            305000
                                                            150175  9041240 SH       DEFINED 01            9041240
Nippon Telegraph and Telephone COM              654624105     4348   190600 SH       SOLE                   155600             35000
Odyssey Re Holdings Corp       COM              67612W108    44552  1776400 SH       SOLE                  1170400            606000
                                                             21163   843800 SH       DEFINED 01             843800
PepsiAmericas. Inc.            COM              71343P200    21639   930300 SH       SOLE                   755300            175000
                                                            122415  5262900 SH       DEFINED 01            5262900
Pioneer Natural Resources Co.  COM              723787107   251449  4904400 SH       SOLE                  3890200           1014200
                                                            604812 11796600 SH       DEFINED 01           11796600
                                                               461     9000 SH       OTHER                    9000
Potlatch Corp                  COM              737630103      413     8100 SH       SOLE                                       8100
                                                             28141   552000 SH       DEFINED 01             552000
Ruddick Corp.                  COM              781258108      553    26000 SH       SOLE                                      26000
                                                             86603  4069700 SH       DEFINED 01            4069700
Saks, Inc.                     COM              79377W108   251639 14925200 SH       SOLE                 11982300           2942900
                                                              2016   119600 SH       DEFINED 01             119600
Service Corporation Internatio COM              817565104     2102   257000 SH       SOLE                                     257000
                                                            125042 15286300 SH       DEFINED 01           15286300
Shaw Communications, Inc. Clas COM              82028K200   155439  7169700 SH       SOLE                  5447200           1722500
                                                            358275 16525600 SH       DEFINED 01           16525600
Sprint Nextel Corp             COM              852061100   337125 14431700 SH       SOLE                 11757700           2674000
                                                            226092  9678600 SH       DEFINED 01            9678600
Telephone & Data Systems, Inc. COM              879433100   129993  3607900 SH       SOLE                  2982100            625800
                                                             55155  1530800 SH       DEFINED 01            1530800
                                                               216     6000 SH       OTHER                    6000
Telephone & Data Systems, Inc. COM              879433860   397137 11474637 SH       SOLE                  8954300           2520337
                                                            196107  5666200 SH       DEFINED 01            5666200
                                                               208     6000 SH       OTHER                    6000
USI Holdings Corporation       COM              90333H101      695    50500 SH       SOLE                                      50500
                                                             32842  2385076 SH       DEFINED 01            2385076
Vail Resorts, Inc.             COM              91879Q109    26989   817117 SH       DEFINED 01             817117
Vivendi Universal ADR          COM              92851S204   522480 16639484 SH       SOLE                 12934084           3705400
                                                            130056  4141900 SH       DEFINED 01            4141900
                                                               848    27000 SH       OTHER                   27000
Walt Disney Company            COM              254687106   862896 35999000 SH       SOLE                 30141500           5857500
                                                            442606 18465000 SH       DEFINED 01           18465000
                                                               695    29000 SH       OTHER                   29000
Waste Management, Inc.         COM              94106L109   597819 19697500 SH       SOLE                 15855700           3841800
                                                            308389 10161100 SH       DEFINED 01           10161100
                                                               682    22466 SH       OTHER                   22466
Willis Group Holdings Ltd      COM              G96655108   198405  5371000 SH       SOLE                  4885000            486000
                                                            225297  6099000 SH       DEFINED 01            6099000
Yum! Brands, Inc.              COM              988498101   523582 11168562 SH       SOLE                  9308562           1860000
                                                            576530 12298000 SH       DEFINED 01           12298000
                                                               656    14000 SH       OTHER                   14000
Fairfax Financial Holdings Ltd COM              303901102   280872  1952980 SH       SOLE                  1613180            339800
                                                            258296  1796000 SH       DEFINED 01            1796000
Level 3 Communications, Inc. C CONV             52729NAG5    12296 18630000 PRN      SOLE                  9950000           8680000
                                                             69936 105964000PRN      DEFINED 01          105964000
Level 3 Communications, Inc. C CONV             52729NAS9    29376 45810000 PRN      SOLE                 28710000          17100000
                                                              6925 10800000 PRN      DEFINED 01           10800000